Right-Of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)
Right-Of-Use Assets
Balance brought forward | RM	RM 213,761
Balance carried forward	739,244	$ 165,176	RM 213,761
Lease Liabilities
Balance carried forward	747,819	167,092
Lease liability current portion	276,524		141,816		$ 61,786
Lease liability non-current portion	471,295		73,831		105,306
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	190,487	42,562	118,444	RM 94,382
Interest expense on lease liabilities	24,391	5,450	9,066	10,633
Extinguishment of right-of-use asset and liabilities	(3,189)	(713)	(4,692)
Expense relating to short-term leases and leases of low-value assets | RM	12,500		295
Total | RM	224,189		123,113
Lease Liabilities [Member]
Lease Liabilities
Balance brought forward | RM	215,647		146,640
Add: Imputed interest | RM	24,391		9,066
Less: Principal repayment | RM	(205,000)		(126,000)
Termination of lease liability | RM	(145,696)		(99,073)
Add: New lease recognized | RM	858,477		285,014
Balance carried forward | RM	747,819		215,647	146,640
Right-Of-Use Assets [Member]
Right-Of-Use Assets
Balance brought forward | RM	213,761		141,572
Less: Amortization | RM	(190,487)		(118,444)
Termination of right-of-use asset | RM	(142,507)		(94,381)
Add: New lease recognized | RM	858,477		285,014
Balance carried forward | RM	RM 739,244		RM 213,761	RM 141,572
Convenience Translation [Member]
Lease Liabilities
Lease liability current portion					61,786
Lease liability non-current portion					$ 105,306
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets		42,562
Interest expense on lease liabilities		5,450
Extinguishment of right-of-use asset and liabilities		(713)
Expense relating to short-term leases and leases of low-value assets		2,793
Total		50,092
Convenience Translation [Member] | Lease Liabilities [Member]
Lease Liabilities
Balance brought forward		48,184
Add: Imputed interest		5,450
Less: Principal repayment		(45,805)
Termination of lease liability		(32,554)
Add: New lease recognized		191,817
Balance carried forward		167,092
Convenience Translation [Member] | Right-Of-Use Assets [Member]
Right-Of-Use Assets
Balance brought forward		47,763
Less: Amortization		(42,562)
Termination of right-of-use asset		(31,842)
Add: New lease recognized		191,817
Balance carried forward		$ 165,176